Long-Term Debt - Hilda Loan Facility (Details)		1 Months Ended	12 Months Ended
	Apr. 05, 2024 USD ($) item	May 31, 2017 USD ($) item	Dec. 31, 2023 USD ($)	May 31, 2024 USD ($)
$100 Million Hilda Loan Facility
Long-Term Debt
Loan facility amount		$ 100,000,000
Number of consecutive quarterly installments | item		28
Balloon payment to be paid		$ 58,500,000
Minimum liquidity of Partnership			$ 15,000,000
Incremental minimum liquidity, in excess of 8 vessels with less than 12 months employment contract remaining			1,000,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining			$ 1,500,000
Minimum book equity ratio for Partnership			30.00%
Minimum EBITDA to interest ratio for Partnership			2.50%
$100 Million Hilda Loan Facility | First Two Years
Long-Term Debt
Maximum market value of vessels as percentage of outstanding loan for first two years (in percent)			110.00%
$100 Million Hilda Loan Facility | Third and Fourth Years
Long-Term Debt
Maximum market value of vessels as percentage of outstanding loan for third and fourth years (in percent)			120.00%
$100 Million Hilda Loan Facility | Thereafter
Long-Term Debt
Maximum market value of vessels as percentage of outstanding loan thereafter (in percent)			125.00%
$100 Million Hilda Loan Facility | Subsequent event
Long-Term Debt
Loan facility amount				$ 100,000,000
$100 Million Hilda Loan Facility | SOFR
Long-Term Debt
Interest margin percentage		2.20%
$60 Million Hilda Loan Facility
Long-Term Debt
Amount of previous loan facility, replaced by new facility	$ 100,000,000
Minimum liquidity amount			$ 500,000
Minimum book equity ratio for Partnership			30.00%
Minimum EBITDA to interest ratio for Partnership			2.50%
Maximum market value of vessels as percentage of outstanding loan for first two years (in percent)			135.00%
$60 Million Hilda Loan Facility | Subsequent event
Long-Term Debt
Loan facility amount	60,000,000
Amount of previous loan facility, replaced by new facility	$ 100,000,000
Senior secured term	3 years
Number of consecutive quarterly installments | item	12
Balloon payment to be paid	$ 39,400,000
Minimum liquidity of Partnership	15,000,000
Incremental minimum liquidity, in excess of 8 vessels with less than 12 months employment contract remaining	1,500,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining	10,000,000
Incremental minimum liquidity, next 12 vessels with less than 12 months employment contract remaining	$ 1,000,000
$60 Million Hilda Loan Facility | SOFR | Subsequent event
Long-Term Debt
Interest margin percentage	2.25%